FINANCIAL LEASE RECEIVABLES - Aging analysis of past due financing lease receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial lease receivables, aging of past due
Total past due	¥ 7,748	¥ 10,427
Current	293,653	432,491
Total	301,401	442,918
1 90 days
Financial lease receivables, aging of past due
Total past due		2,808
Above 90 days
Financial lease receivables, aging of past due
Total past due	7,748	7,619
Car dealers
Financial lease receivables, aging of past due
Current	239,854	432,491
Total	239,854	432,491	¥ 355,574
Consumers
Financial lease receivables, aging of past due
Total past due	7,748	10,427
Current	53,799
Total	61,547	10,427	¥ 60,512
Consumers | 1 90 days
Financial lease receivables, aging of past due
Total past due		2,808
Consumers | Above 90 days
Financial lease receivables, aging of past due
Total past due	¥ 7,748	¥ 7,619